U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before
preparing Form.
Please print or type.


1
Name and address of issuer: Schwab Investments
101 Montgomery Street, San
Francisco, CA 94104.



2
Name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

Schwab Short-Term Bond Market Fund
Schwab Total Bond Market Fund
Schwab Short/Intermediate Tax-Free Bond Fund
Schwab Tax-Free Bond Fund
Schwab California Short/Intermediate Tax-Free Bond Fund
Schwab California Tax-Free Bond Fund
Schwab YieldPlus Fund ? Investor Class
Schwab YieldPlus Fund ? Select Class
Schwab GNMA Fund ? Investor Class
Schwab GNMA Fund ? Select Class
Schwab California Tax-Free YieldPlus Fund ? Investor Class
Schwab California Tax-Free YieldPlus Fund ? Select Class
Schwab Tax-Free YieldPlus Fund - Investor Class
Schwab Tax-Free YieldPlus Fund - Select Class
Schwab  Inflation Protected Fund - Investor Class
Schwab  Inflation Protected Fund - Select Class




3
Investment Company Act File Number: 811-6200.
Securities Act File Number: 	33-37459.



4 (a)
Last day of fiscal year for which this Form is filed:
August 31, 2007.



4 (b)
[  ]  Check box if this Form is being filed late
(i.e. more than 90 calendar days
after the end of the issuer?s fiscal year)
(See Instruction A.2).



Note: If the Form is being filed late, interest must be paid on the registration fee due.



4 (c)
[ ] Check box if this is the last time the issuer will be filing this Form.



5
Calculation of registration fee:




    (i)
Aggregate sale price of securities sold during the fiscal
year pursuant to section 24(f):
$15,430,057,227



   (ii)
Aggregate price of securities redeemed or repurchased
during the fiscal year:
$12,018,996,560



 (iii)
Aggregate price of securities redeemed or repurchased
during any prior fiscal year ending no earlier than
October 11, 1995 that were not previously used to
reduce registration fees payable to the Commission:
$0




  (iv)
Total available redemption credits [add Items 5(ii) and 5(iii)]:
-$12,018,996,560



   (v)
Net sales - If Item 5(i) is greater than Item 5(iv)
[subtract Item 5(iv) from Item 5(i)]:
$3,411,060,667



 (vi)
Redemption credits available for use in future years -
if Item 5(i) is less than Item 5(iv)[subtract Item 5(iv)
from Item (5(i)]:
$(0)



(vii)
Multiplier for determining registration fee (See
instruction C.9):
x  .0000307



(viii)
Registration fee due [multiply Item 5(v) by Item
5(vii)] enter  ? 0 ?  if no fee is due.
=  $104,720



6
Prepaid Shares


If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.



7
Interest due - if this Form is being filed more than 90
days after the end of the issuer?s fiscal year (See
Instruction D):
+  $0



	8
	Total amount of the registration fee due plus any
interest due [line 5(viii) plus line 7]:
	=  $104,720



	9
	Date the registration fee and any interest payment
was sent to the Commission?s lockbox depository:
	11/13/2007
	CIK Number designated to receive payment:
0000869365





	Method of Delivery:     N/A





		[X] Wire Transfer
		[  ] Mail or other means





SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By:
/s/ James D. Pierce

James D. Pierce

Assistant Treasurer, Schwab Funds

Date: